Stock-Based Compensation - Restricted Stock Activity Subject to vesting (Details) - Restricted Stock	12 Months Ended
Dec. 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested balances at beginning of period (in shares)	0
Restricted stock granted and issued (in shares)	91,477
Restricted stock vested (in shares)	(11,300)
Restricted stock repurchased - unvested shares (in shares)	(4,362)
Unvested balances at end of period (in shares)	75,815